INCOME TAXES - Tax Expense (Benefit) (Details) - USD ($) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Effect of movement in deferred tax balances		$ 19	$ 0	$ (3)	$ 46
Effect of taxable income in various countries		366	111	280	510
Total income tax expense	[1]	$ 385	$ 111	$ 277	$ 556

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.